ORGANIZATION AND NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2024
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.   ORGANIZATION AND NATURE OF OPERATIONS

Dada Nexus Limited (the “Company”) was incorporated under the laws of the Cayman Islands on July 8, 2014. The Company through its wholly-owned subsidiaries, VIE and VIE’s subsidiaries (collectively, the “Group”) primarily provides on-demand retail and delivery services to its customers through its mobile platforms, websites and mini programs. The Group’s principal operations and geographic markets are in the People’s Republic of China (the “PRC”).

As of December 31, 2024, the Company’s major subsidiaries, VIE and VIE’s subsidiaries (“Consolidated VIEs”) were as follows:

			Percentage
			of direct
			or indirect
	Place of	Date of incorporation /	economic
Name of companies	incorporation	acquisition	ownership	Principal activities
Major Subsidiaries
Dada Group (HK) Limited (“Dada HK”)	Hong Kong	July 24, 2014	100%	Investment holding
Dada Glory Network Technology (Shanghai) Co., Ltd. (“Dada Glory”)	PRC	November 7, 2014	100%	On-demand delivery services platform (“Dada NOW”)
Shanghai JD Daojia Yuanxin Information Technology Co., Ltd. (“Shanghai JDDJ”)	PRC	April 26, 2016	100%	On-demand retail services platform (“JD NOW”)
VIE
Shanghai Qusheng Internet Technology Co. Ltd. (“Shanghai Qusheng”)	PRC	July 2, 2014	100%	Holding value-added telecommunications services license of Dada NOW and maintaining Dada NOW website
VIE’s Major Subsidiary
Shanghai JD Daojia Youheng E-Commerce Information Technology Co., Ltd. (“JDDJ Youheng”)	PRC	December 3, 2015	100%	Holding value-added telecommunications services license of JD NOW and maintaining JD NOW website